Shareholder Fees (USD $)	0 Months Ended
Jun. 27, 2013
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R1 and Class R4) | (Global Absolute Return Strategies Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global Absolute Return Strategies Fund - Class R3 and Class R5) | (Global Absolute Return Strategies Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class C) | (Global High Yield Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	$ 20
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R1, Class R2 and Class R4) | (Global High Yield Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R3 and R5) | (Global High Yield Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Global High Yield Fund - Class R6) | (Global High Yield Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class C) | (Short Duration Credit Opportunities Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R1, Class R2 and Class R4) | (Short Duration Credit Opportunities Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R3 and Class R5) | (Short Duration Credit Opportunities Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Short Duration Credit Opportunities Fund - Class R6) | (Short Duration Credit Opportunities Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(Alternative Asset Allocation Fund - Class R4) | (Alternative Asset Allocation Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class C) | (International Growth Opportunities Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	20
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R1, Class R2 and R4) | (International Growth Opportunities Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R3 and Class R5) | (International Growth Opportunities Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Growth Opportunities Fund - Class R6) | (International Growth Opportunities Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class A) | (International Small Company Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
Small account fee (for fund account balances under $1,000)	20
(International Small Company Fund - Class I) | (International Small Company Fund) | Class I
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
Small account fee (for fund account balances under $1,000)	20
(International Small Company Fund - Class C) | (International Small Company Fund) | Class C
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%
Small account fee (for fund account balances under $1,000)	$ 20
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R1
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R2
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R1, Class R2 and Class R4) | (International Small Company Fund) | Class R4
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R3
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R3 and Class R5) | (International Small Company Fund) | Class R5
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none
(International Small Company Fund - Class R6) | (International Small Company Fund) | Class R6
Shareholder Fees:
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

[1]	(on certain purchases, including those of $1 million or more)